Property, Plant and Equipment - Summary of Capitalized Interest and AFUDC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	$ 0	$ 0	$ 0
Allowance for Funds Used During Construction, Capitalized Interest	189	150	132
Commonwealth Edison Co [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	47	42	32
PECO Energy Co [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	34	23	17
Baltimore Gas and Electric Company [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	36	30	29
Pepco Holdings LLC [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	72	55	54
Potomac Electric Power Company [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	59	42	39
Delmarva Power & Light Company [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	8	6	6
Atlantic City Electric Company [Member]
Capitalized Interest And AFUDC [Line Items]
Interest Costs Capitalized	0	0	0
Allowance for Funds Used During Construction, Capitalized Interest	$ 5	$ 7	$ 9